Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2021

Shares	Security Description	Fair Value
	COMMON STOCKS 99.4%
	COMMUNICATION SERVICES 9.7%
660,000	Activision Blizzard Inc	$61,380,000
165,700	Alphabet Inc (a)	342,771,991
510,000	Walt Disney Co/The (a)	94,105,200
		498,257,191
	CONSUMER DISCRETIONARY 5.4%
51,400	Amazon.com Inc (a)	159,035,712
242,100	Gentherm Inc (a)	17,942,031
200,000	Home Depot Inc/The	61,050,000
180,000	Target Corp	35,652,600
		273,680,343
	CONSUMER STAPLES 2.7%
2,408,592	Hormel Foods Corp	115,082,526
315,000	Sysco Corp	24,803,100
		139,885,626
	FINANCIALS 9.6%
235,000	American Express Co	33,238,400
841,300	Charles Schwab Corp/The	54,835,934
735,000	Great Western Bancorp Inc	22,263,150
1,080,000	Principal Financial Group Inc	64,756,800
3,910,000	US Bancorp/MN	216,262,100
2,560,000	Wells Fargo & Co	100,019,200
		491,375,584
	HEALTH CARE 20.4%
515,000	Abbott Laboratories	61,717,600
225,000	Baxter International Inc	18,976,500
434,700	Bio-Techne Corp	166,024,971
505,527	Elanco Animal Health Inc (a)	14,887,770
255,000	Eli Lilly & Co	47,639,100
775,000	Johnson & Johnson	127,371,250
1,700,000	Medtronic PLC (d)	200,821,000
1,010,000	Pfizer Inc	36,592,300
3,225,000	Roche Holding AG (c)	130,806,000
615,000	UnitedHealth Group Inc	228,823,050
65,000	Zimmer Holdings Inc	10,405,200
		1,044,064,741
	INDUSTRIALS 17.6%
475,000	3M Co	91,523,000
630,000	CH Robinson Worldwide Inc	60,120,900
1,690,000	Donaldson Co Inc	98,290,400
1,830,000	Fastenal Co	92,012,400
2,245,000	Graco Inc	160,786,900
225,000	Honeywell International Inc	48,840,750
2,306,066	nVent Electric PLC (d)	64,362,302
90,000	Proto Labs Inc (a)	10,957,500
125,000	Rockwell Automation Inc	33,180,000
949,966	Tennant Co (e)	75,892,784
1,570,000	Toro Co/The	161,929,800
		897,896,736

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2021

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 23.5%
960,000		Corning Inc	$41,769,600
1,391,333		Digi International Inc (a)	26,421,413
1,120,000		Fiserv Inc (a)	133,324,800
815,000		Jamf Holding Corp (a)	28,785,800
449,404		Littelfuse Inc	118,840,394
1,420,000		Microsoft Corp	334,793,400
520,000		Motorola Solutions Inc	97,786,000
95,592		NVE Corp	6,700,999
300,000		NVIDIA Corp	160,179,000
675,000		QUALCOMM Inc	89,498,250
675,000		Visa Inc	142,917,750
266,600		Workiva Inc (a)	23,530,116
			1,204,547,522
		MATERIALS 7.9%
945,000		Ecolab Inc	202,296,150
1,710,000		HB Fuller Co	107,576,100
126,000		Sherwin-Williams Co/The	92,989,260
			402,861,510
		REAL ESTATE 2.1%
870,000		CoreSite Realty Corp	104,269,500

		UTILITIES 0.5%
500,000		Alliant Energy Corp	27,080,000

		TOTAL COMMON STOCKS	$5,083,918,753
		(cost $2,303,620,053)

		SHORT-TERM INVESTMENTS 0.5%
26,286,148		First American Government Obligations Fund, Class X, 0.036% (b)	$26,286,148
		(cost $26,286,148)

		TOTAL INVESTMENTS 99.9%	$5,110,204,901
		(cost $2,329,906,201)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	7,370,277

		TOTAL NET ASSETS 100.0%	$5,117,575,178

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
	(c)	American Depositary Receipt.
	(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(e)	Affiliated company at March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2021

Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price.  Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2021, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2021

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2021:

Growth Fund
Level 1*	$5,110,204,901
Level 2	-
Level 3	-
Total	$5,110,204,901

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2021.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:
Growth Fund
Cost of investments	$2,302,100,401
Gross unrealized appreciation	$2,580,765,194
Gross unrealized depreciation	(29,835,539)
Net unrealized appreciation	$2,550,929,655
Undistributed ordinary income	$204,715
Undistributed long-term capital gains	106,649,425
Total distributable earnings	$106,854,140
Other accumulated earnings	-
Total accumulated earnings	$2,657,783,795